Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings per Share

Note 5 Earnings Per Share

Basic earnings per share available to TDS common shareholders is computed by dividing Net income available to TDS common shareholders by the weighted average number of common shares outstanding during the period.  Diluted earnings per share available to TDS common shareholders is computed by dividing Net income available to TDS common shareholders by the weighted average number of common shares outstanding during the period adjusted to include the effects of potentially dilutive securities.  Potentially dilutive securities primarily include incremental shares issuable upon the exercise of outstanding stock options and the vesting of performance and restricted stock units.

The amounts used in computing earnings per common share and the effects of potentially dilutive securities on the weighted average number of common shares were as follows:

Year Ended December 31,	2017	2016	2015
(Dollars and shares in millions, except earnings per share)
Basic earnings per share available to TDS common
shareholders:
Net income available to TDS common shareholders used in basic earnings per share	$153	$43	$219
Adjustments to compute diluted earnings:
Noncontrolling interest adjustment	–	–	(1)
Net income available to TDS common shareholders	$153	$43	$218
used in diluted earnings per share

Weighted average number of shares used in basic
earnings per share:
Common Shares	104	103	102
Series A Common Shares	7	7	7
Total	111	110	109

Effects of dilutive securities	1	1	1
Weighted average number of shares used in diluted
earnings per share	112	111	110

Basic earnings per share available to TDS common
shareholders	$1.39	$0.39	$2.02

Diluted earnings per share available to TDS common
shareholders	$1.37	$0.39	$1.98

Certain Common Shares issuable upon the exercise of stock options, vesting of performance and restricted stock units or conversion of preferred shares were not included in average diluted shares outstanding for the calculation of Diluted earnings per share available to TDS common shareholders because their effects were antidilutive.  The number of such Common Shares excluded was 4 million shares, 4 million shares and 5 million shares for 2017, 2016, and 2015, respectively.